Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	PETROTERRA CORP.
Entity Central Index Key	0001463208
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PTRA